Intangible assets, net (Schedule of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Intangible assets, net [Abstract]
Cord blood bank operating rights	$ 22,320	138,628	138,628
Less: Accumulated amortization	(2,166)	(13,458)	(8,837)
Total intangible assets, net	$ 20,154	125,170	129,791